Schedule of inventory (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Inventory Disclosure [Abstract]
Finished goods	$ 631,059	$ 855,211	$ 867,446